May 9, 2011

                          TOUCHSTONE FUNDS GROUP TRUST

                  TOUCHSTONE HEALTHCARE AND BIOTECHNOLOGY FUND

                 SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 2011

The reorganization of the Touchstone Healthcare and Biotechnology Fund (the "Fund") into the Touchstone Large Cap Growth Fund has been completed and the Fund is no longer available for purchase.









                  P.O. Box 5354 o Cincinnati, OH 45201-5354 Ph:
                  800.543.0407 o www.TouchstoneInvestments.com

        Touchstone Funds are distributed by Touchstone Securities, Inc.*
              *A registered broker-dealer and member FINRA and SIPC
                A Member of Western & Southern Financial Group(R)


               Please retain this Supplement for future reference.